Document And Entity Information	Dec. 13, 2023
Document Information Line Items
Entity Registrant Name	PISMO COAST VILLAGE, INC.
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The amendment on FORM 8-K/A was done to correct a wrong date used on the cover page of 8-K replacing “December 13, 2023” to “September 4, 2023” and to correct the timing of Mr. Roberts’ resignation in Item 5.02.
Entity Central Index Key	0000216877
Document Period End Date	Dec. 13, 2023
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	CA
Entity File Number	0-8463
Entity Tax Identification Number	95-2990441
Entity Address, Address Line One	165 South Dolliver Street
Entity Address, City or Town	Pismo Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93449
City Area Code	805
Local Phone Number	773-5649
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false